GOING CONCERN AND LIQUIDITY (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Jul. 29, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Working capital deficit		$ 2,348,364	$ 615,530
Derivative liabilities		905,666	2,138,091	$ 16,118,802
Accumulated deficit		(18,572,435)	$ (14,408,976)	$ (17,690,647)
Legal fees		$ 122,512
Subscription Agreement [Member] | Accredited Investors [Member] | 12% Senior Secured Promissory Notes [Member]
Debt face amount	$ 3,038,256
Placement agent fees and expenses	385,337
Legal fees	122,512
Subscription Agreement [Member] | Accredited Investors [Member] | 12% Senior Secured Promissory Notes [Member] | Over-Allotment Option [Member]
Debt face amount	$ 38,256